Note 09 - a) Financing, Long-term debt, Annual interest rates on long-term debt (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Foreign currency:
6% or less	$ 27,788	$ 21,900
Over 6% to 8%	7,670	6,285
Over 8% to 10%	635	1,219
Over 10% to 12%	33	33
Over 12%	360	97
Foreign Currency, Total	36,486	29,534
Local Currency:
6% or less	4,352	2,426
Over 6% to 8%	15,544	17,932
Over 8% to 10%	1,417	592
Over 10% to 12%	1,527	9,759
Over 12%	8,758	228
Local Currency, Total	31,598	30,937
Total	$ 68,084	$ 60,471